UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911


Form 13F File Number: 28 - 11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                1/31/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      239,202
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AERCAP HOLDINGS                  COM            N00985106    4,609   408,233 SH       SOLE       N/A         0 SHARED    0
AMSURG CORP                      COM            03232P405   13,302   510,829 SH       SOLE       N/A         0 SHARED    0
AIRCASTLE LIMITED                COM            G0129K104   12,334   969,648 SH       SOLE       N/A         0 SHARED    0
AURIZON MINES, LTD               COM            05155P106    8,811 1,787,263 SH       SOLE       N/A         0 SHARED    0
BRIDGEPOINT EDUCATION, INC       COM            10807M105   16,379   712,119 SH       SOLE       N/A         0 SHARED    0
CASH AMERICA                     COM            14754D100    6,772   145,232 SH       SOLE       N/A         0 SHARED    0
CABLEVISION SYSTEMS CORP CL A NY COM            12686C109   12,798   900,000 SH       SOLE       N/A         0 SHARED    0
CORRECTIONS CORP AMERICA         COM            22025Y407    7,934   389,492 SH       SOLE       N/A         0 SHARED    0
DEAN FOODS CO                    COM            242370104   12,943 1,155,585 SH       SOLE       N/A         0 SHARED    0
GASTAR                           COM            367299203    3,833 1,205,323 SH       SOLE       N/A         0 SHARED    0
GEO GROUP                        COM            36159R103   12,474   744,722 SH       SOLE       N/A         0 SHARED    0
INTERDIGITAL                     COM            45867G101    7,848   180,126 SH       SOLE       N/A         0 SHARED    0
L-3 COMMUNICATIONS HOLDINGS INC  COM            502424104   17,287   259,255 SH       SOLE       N/A         0 SHARED    0
LENDER PROCESSING SERVICES INC   COM            52602E102   15,608 1,035,722 SH       SOLE       N/A         0 SHARED    0
NICE SYSTEMS, LTD                COM            653656108    7,313   212,281 SH       SOLE       N/A         0 SHARED    0
REGIS CORP                       COM            758932107   14,402   870,240 SH       SOLE       N/A         0 SHARED    0
SERVICE CORP INT'L               COM            817565104    7,546   708,524 SH       SOLE       N/A         0 SHARED    0
SMITH & WESSON HOLDINGS CO       COM            831756101    6,956 1,595,331 SH       SOLE       N/A         0 SHARED    0
STERIS CORP                      COM            859152100    7,843   263,028 SH       SOLE       N/A         0 SHARED    0
STEWART ENTERPRISES              COM            860370105    6,159 1,069,294 SH       SOLE       N/A         0 SHARED    0
TELEPHONE & DATA SYSTEMS INC     COM            879433100   15,985   617,414 SH       SOLE       N/A         0 SHARED    0
WARNER CHILCOTT PLC-CLASS A      COM            G94368100    8,322   550,000                                 0           0
WARREN RESOURCES INC             COM            93564A100   11,744 3,602,465 SH       SOLE       N/A         0 SHARED    0


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